Note 24 - Income Tax (Expense) Benefit	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
Note
24
Income tax (expense) benefit

A summary of income tax (expense) benefit is as follows:

	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Income tax (expense) benefit	2016	2016	2017	2018
Current income taxes	(2,077)	(223)	(5,449)	(4,322)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	—	—	—	(615)
Deferred taxes	2,820	2,319	4,009	(1,544)
Income tax (expense) benefit	743	2,096	(1,440)	(6,481)

(1)	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.

The Group’s parent company is domiciled in Cayman Islands, where the applicable tax rate is zero. As most of the activities of the Group are consolidated in Norway, the reconciliation of the expected to actual income tax (expense) benefit effective tax rate is based on the applicable tax rate in Norway, which was
25
% in
2016,
24%
in
2017
and
23%
in
2018
(
22%
in
2019
).

	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Reconciliation of tax (expense) benefit to Norwegian nominal statutory tax rate	2016	2016	2017	2018
Net income (loss) before income taxes	(8,849)	(9,800)	7,504	41,641
Tax (expense) benefit at applicable tax rate	2,212	2,450	(1,801)	(9,577)
Effect of different tax rates applied by subsidiaries	(99)	(2,339)	1,120	(167)
Permanent differences
Tax effect of translation differences exempted for tax	0	1,599	(1,287)	218
Tax effect of financial items exempted from tax	0	144	1,614	1,726
Tax effects of losses in associates and joint ventures which are non-deductible	(636)	(84)	(401)	(744)
Net other permanent differences (not) tax deductible	(685)	(344)	2,289	(617)
Other effects
Change to previously recognized deferred tax assets	—	(70)	(1,812)	1,589
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	—	—	—	(615)
Change in unrecognized deferred tax assets	(48)	(7)	(1,554)	1,144
Change in tax rate	—	746	392	561
Income tax (expense) benefit for the year	743	2,096	(1,440)	(6,481)
Effective tax rate	8.4%	21.4%	19.2%	15.6%

The following summarizes the Group’s deferred tax assets and liabilities:

[US$ thousands]	As of December 31,	As of December 31,
Deferred tax asset and deferred tax liability	2017	2018
Furniture, fixtures and equipment, and intangible assets	24,496	22,201
Other	(1,003)	(445)
Trade receivables	(134)	(133)
Intercompany interest costs subject to limitations	(3,841)	(5,243)
Withholding tax expected to be credited (credit method)	—	(3,849)
Tax losses carried forward	(8,648)	(117)
Net deferred tax liability (asset) recognized	10,870	12,414

The following summarizes the Group’s changes in deferred taxes during the periods:

[US$ thousands]	As of December 31,	As of December 31,
	2017	2018
Net deferred tax liability (asset) as of January 1	14,879	10,870
Expense (benefit) in Statement of Operations	(4,009)	1,544
Net deferred tax liability (asset)	10,870	12,414

[US$ thousands]	As of December 31,	As of December 31,
	2017	2018
Deferred tax assets	958	944
Deferred tax liabilities	11,828	13,358
Net deferred tax liability	10,870	12,414

Deferred tax liability related to furniture, fixtures and equipment

The deferred tax liability relates mainly to excess values identified in the purchase price allocation performed in accounting for the Acquired Companies, as described in Notes
1
and
2.

Deferred tax assets on interest charges carried forward

Deferred tax assets relate to Norwegian limitations to interest deductions on intercompany loans, carried forward due to restrictions. The interest subject to limitations must be utilized within ten
years. Management has assessed that there is convincing evidence that future profits will be available in order to utilize the interest charges within the time restriction period.